Exhibit 99.2

Ford Credit Auto Lease Trust 2017-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2018

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2018, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2018, leases with a total base residual value of $15,772,257.21 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2018. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2018
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2018-	March	$814,918,011.82
	April	$782,266,786.72	$14,815,802.77	7.83%	$22,633,403.31	3.30%
	May	$761,626,477.76	$14,617,225.19	7.73%	$10,719,744.69	1.56%
	June	$740,533,673.71	$14,404,903.27	7.62%	$11,260,643.10	1.64%
	July	$715,741,769.25	$14,096,282.66	7.45%	$15,141,742.85	2.21%
	August	$686,739,015.02	$13,696,661.96	7.24%	$19,603,404.36	2.86%
	September	$654,720,594.66	$13,206,301.34	6.98%	$22,935,324.10	3.34%
	October	$619,940,228.78	$12,642,182.99	6.69%	$26,069,183.97	3.80%
	November	$582,992,331.58	$12,014,309.00	6.35%	$28,655,860.60	4.18%
	December	$543,640,475.78	$11,310,488.01	5.98%	$31,541,739.70	4.60%
2019-	January	$508,644,865.90	$10,647,630.09	5.63%	$27,612,028.55	4.02%
	February	$466,602,341.25	$9,840,112.08	5.2%	$35,256,326.40	5.14%
	March	$422,248,956.67	$8,975,621.25	4.75%	$38,179,128.00	5.56%
	April	$377,186,923.57	$8,069,385.89	4.27%	$39,527,439.95	5.76%
	May	$327,281,469.06	$7,054,501.62	3.73%	$45,115,147.05	6.57%
	June	$281,396,188.25	$6,117,350.33	3.23%	$41,732,520.55	6.08%
	July	$236,436,533.03	$5,180,917.17	2.74%	$41,467,852.55	6.04%
	August	$193,040,039.04	$4,270,127.24	2.26%	$40,545,494.75	5.91%
	September	$146,526,918.98	$3,277,490.54	1.73%	$44,394,342.65	6.47%
	October	$103,945,136.32	$2,347,986.25	1.24%	$41,113,371.36	5.99%
	November	$58,486,880.33	$1,356,914.54	0.72%	$44,725,203.70	6.52%
	December	$21,738,685.76	$555,140.10	0.29%	$36,544,020.79	5.33%
2020-	January	$14,644,539.90	$377,248.22	0.20%	$6,847,373.28	1.00%
	February	$6,663,243.19	$173,404.02	0.09%	$7,895,802.30	1.15%
	March	$471,118.97	$13,509.46	0.01%	$6,218,614.16	0.91%
	April	$361,365.66	$10,686.01	0.01%	$101,896.75	0.01%
	May	$297,583.10	$8,500.37	0.00%	$57,453.00	0.01%
	June	$277,883.97	$7,764.08	0.00%	$13,723.05	0.00%
	July	$235,157.44	$6,551.02	0.00%	$37,842.80	0.01%
	August	$206,992.15	$5,808.31	0.00%	$23,767.95	0.00%
	September	$188,169.54	$5,324.56	0.00%	$14,740.00	0.00%
	October	$127,402.76	$3,777.78	0.00%	$58,118.00	0.01%
	November	$70,078.53	$2,076.65	0.00%	$56,012.00	0.01%
	December	$0.00	$0.00	0.00%	$70,499.00	0.01%

Total			189,111,984.77	100%	686,169,765.27	100%

Total Scheduled Base Monthly Payments plus Base Residual Value					875,281,750.04

Ford Credit Auto Lease Trust 2017-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
Jan-18	Car	282	76.42%	(585)	(1.87)%	(4.12)%
	CUV	338	71.76%	1393	3.76%	7.75%
	SUV	11	55.00%	3406	5.20%	10.08%
	Truck	104	63.41%	838	1.69%	2.94%
	Total/Average	735	71.78%	586	1.58%	3.21%

Feb-18	Car	242	74.46%	(855)	(2.77)%	(5.96)%
	CUV	303	68.55%	1168	3.22%	6.64%
	SUV	7	46.67%	3221	4.62%	9.41%
	Truck	117	73.13%	607	1.21%	2.08%
	Total/Average	669	71.02%	360	0.97%	1.93%

Mar-18	Car	287	73.59%	90	0.29%	0.64%
	CUV	366	69.85%	1627	4.42%	9.09%
	SUV	5	55.56%	2616	4.26%	8.95%
	Truck	121	79.08%	81	0.16%	0.27%
	Total/Average	779	72.4%	827	2.25%	4.49%